Average Annual Total Returns{- Overseas Portfolio} - 02.28 VIP Overseas Portfolio Initial, Service, Service 2 PRO-12 - Overseas Portfolio	VIP Overseas Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Overseas Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Overseas Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Overseas Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Overseas Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Overseas Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Overseas Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Overseas Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Overseas Portfolio-Service 2 VIP Return Before Taxes Past 10 years	MS001 Past 1 year	MS001 Past 5 years	MS001 Past 10 years
Total	19.70%	14.44%	10.83%	19.57%	14.32%	10.71%	19.39%	14.15%	10.55%	11.48%	9.78%	8.22%